Schedule H, Line 4i – Schedule of Assets (Held At End of Year)	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule H, Line 4i – Schedule of Assets (Held At End of Year)

(a)	(b) Identity of Issuer, borrower, lessor, or similar interest	(c) Description of Investment, including maturity date, rate of interest, collateral, par or maturity value	Shares/Units	(d) Cost	(e) Current Value
	Investment at contract value
*	SAGIC	Guaranteed Investment Contract		**	$16,794,699
	Investments at fair value
	WSFS Common Stock Fund
*	WSFS Common Stock	Common Stock	259,519	**	14,335,830
	Fidelity Government Portfolio	Money Market	856,739	**	856,739
	Total WSFS Common Stock Fund				15,192,569
	Pooled separate accounts
*	Capital Group 2010 Target Date Retirement SA	Pooled Separate Account	133,912	**	2,063,705
*	Capital Group 2015 Target Date Retirement SA	Pooled Separate Account	21,512	**	340,047
*	Capital Group 2020 Target Date Retirement SA	Pooled Separate Account	194,050	**	3,153,491
*	Capital Group 2025 Target Date Retirement SA	Pooled Separate Account	592,084	**	10,010,931
*	Capital Group 2030 Target Date Retirement SA	Pooled Separate Account	1,247,084	**	22,460,769
*	Capital Group 2035 Target Date Retirement SA	Pooled Separate Account	779,821	**	15,393,303
*	Capital Group 2040 Target Date Retirement SA	Pooled Separate Account	587,832	**	12,428,802
*	Capital Group 2045 Target Date Retirement SA	Pooled Separate Account	746,678	**	16,076,681
*	Capital Group 2050 Target Date Retirement SA	Pooled Separate Account	595,499	**	12,879,955
*	Capital Group 2055 Target Date Retirement SA	Pooled Separate Account	482,260	**	10,441,725
*	Capital Group 2060 Target Date Retirement SA	Pooled Separate Account	364,083	**	7,884,287
*	Capital Group 2065 Target Date Retirement SA	Pooled Separate Account	120,782	**	2,512,334
*	Capital Group 2070 Target Date Retirement SA	Pooled Separate Account	4,816	**	79,636
*	Empower S&P 500 Index Separate Account (IS)	Pooled Separate Account	3,038,797	**	46,935,020
*	JP Morgan Large Cap Growth Fund (IS)	Pooled Separate Account	305,045	**	18,665,735
	Total pooled separate accounts				181,326,421
	Mutual funds
	American Funds Balanced Fund	Mutual Fund	694,273	**	26,042,193
	American Funds New World Fund	Mutual Fund	6,358	**	592,337
	Dodge & Cox International Stock Fund	Mutual Fund	455,544	**	7,498,256
	Dreyfus Government Secs Cash Management Admin	Mutual Fund	202,137	**	202,137
	Emerald Growth Fund	Mutual Fund	295,845	**	8,901,969
	Franklin Small Cap Value Fund	Mutual Fund	88,886	**	5,358,076
	Fidelity Advisor International Cap App	Mutual Fund	122,657	**	4,414,441
	Fidelity Advisor Total Bond	Mutual Fund	461,439	**	4,457,497
	JP Morgan Government Bond Fund	Mutual Fund	587,426	**	5,721,531
	MassMutual High Yield Fund	Mutual Fund	231,384	**	1,888,094
	Nuveen Large Cap Value Index	Mutual Fund	297,575	**	8,326,155
	Vanguard Mid-Cap Growth Index Fund	Mutual Fund	87,088	**	10,465,379
	Vanguard Mid-Cap Value Index Fund	Mutual Fund	82,707	**	7,596,645
	Total mutual funds				91,464,710
	Total investments from participants				$304,778,399
*	Party-in-interest
**	Cost omitted for participant directed investments
See accompanying Report of Independent Registered Public Accounting Firm.